Accounting Policies (Details) - Golar Grand Option - Golar LNG Partners - Affiliated Entity - Guarantee to Charter Vessel - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Nov. 30, 2012
Related Party Transaction [Line Items]
Guarantor obligation		$ 7.2
Increase in incremental guarantor liability	$ 8.8